INCOME TAXES - Summary of principle components of deferred tax assets and deferred taxes liability (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 750,576	¥ 458,991
Net operating loss carrying forwards	578,623	160,919
Transfer of intangible assets	1,510	1,679
Accrued liabilities	2,176	300
Total deferred tax assets	1,332,885	621,889
Less: valuation allowance	(1,332,885)	(573,565)	¥ (40,352)	¥ (42,797)
Deferred tax assets, net	0	48,324
Deferred tax liabilities
Building and land use right	71,107	72,447
Intangible assets	0	3,287
Deferred revenue	0	2,750
Unrecognized gains of available-for-sale investments	509	213
Total deferred tax liabilities	¥ 71,616	¥ 78,697